Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

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Transamerica BlackRock Global Allocation VP

The following paragraph is added to the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus for Transamerica BlackRock Global Allocation VP after the fourth paragraph of the section:

The portfolio may invest up to 10% of its total assets in contracts for difference (“CFDs”), a type of derivative. A CFD is a contract between two parties, typically described as “buyer” and “seller,” stipulating that the seller will pay to the buyer the difference between the current value of an asset and its value in the future. If the difference is negative, then the buyer instead pays the seller. In effect, CFDs are financial derivatives that allow the portfolio to take synthetic long or synthetic short positions on underlying assets.

* * *

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

The following paragraph is added to the “Principal Investment Strategies” section of the Prospectus and Summary Prospectuses for Transamerica BlackRock Global Allocation Managed Risk – Balanced VP and Transamerica BlackRock Global Allocation Managed Risk – Growth VP after the fifth paragraph of the section:

The Underlying Portfolio may invest up to 10% of its total assets in contracts for difference (“CFDs”), a type of derivative. A CFD is a contract between two parties, typically described as “buyer” and “seller,” stipulating that the seller will pay to the buyer the difference between the current value of an asset and its value in the future. If the difference is negative, then the buyer instead pays the seller. In effect, CFDs are financial derivatives that allow the portfolio to take synthetic long or synthetic short positions on underlying assets.

* * *

Investors Should Retain this Supplement for Future Reference

September 11, 2018

Transamerica BlackRock Global Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica BlackRock Global Allocation VP

The following paragraph is added to the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus for Transamerica BlackRock Global Allocation VP after the fourth paragraph of the section:

The portfolio may invest up to 10% of its total assets in contracts for difference (“CFDs”), a type of derivative. A CFD is a contract between two parties, typically described as “buyer” and “seller,” stipulating that the seller will pay to the buyer the difference between the current value of an asset and its value in the future. If the difference is negative, then the buyer instead pays the seller. In effect, CFDs are financial derivatives that allow the portfolio to take synthetic long or synthetic short positions on underlying assets.

* * *

Investors Should Retain this Supplement for Future Reference

September 11, 2018

Transamerica BlackRock Global Allocation Managed Risk - Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

The following paragraph is added to the “Principal Investment Strategies” section of the Prospectus and Summary Prospectuses for Transamerica BlackRock Global Allocation Managed Risk – Balanced VP and Transamerica BlackRock Global Allocation Managed Risk – Growth VP after the fifth paragraph of the section:

The Underlying Portfolio may invest up to 10% of its total assets in contracts for difference (“CFDs”), a type of derivative. A CFD is a contract between two parties, typically described as “buyer” and “seller,” stipulating that the seller will pay to the buyer the difference between the current value of an asset and its value in the future. If the difference is negative, then the buyer instead pays the seller. In effect, CFDs are financial derivatives that allow the portfolio to take synthetic long or synthetic short positions on underlying assets.

* * *

Investors Should Retain this Supplement for Future Reference

September 11, 2018

Transamerica BlackRock Global Allocation Managed Risk - Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

The following paragraph is added to the “Principal Investment Strategies” section of the Prospectus and Summary Prospectuses for Transamerica BlackRock Global Allocation Managed Risk – Balanced VP and Transamerica BlackRock Global Allocation Managed Risk – Growth VP after the fifth paragraph of the section:

The Underlying Portfolio may invest up to 10% of its total assets in contracts for difference (“CFDs”), a type of derivative. A CFD is a contract between two parties, typically described as “buyer” and “seller,” stipulating that the seller will pay to the buyer the difference between the current value of an asset and its value in the future. If the difference is negative, then the buyer instead pays the seller. In effect, CFDs are financial derivatives that allow the portfolio to take synthetic long or synthetic short positions on underlying assets.

* * *

Investors Should Retain this Supplement for Future Reference

September 11, 2018